BUSINESS ACQUISITION	9 Months Ended
Mar. 31, 2023
Business Combination and Asset Acquisition [Abstract]
BUSINESS ACQUISITION

3.	BUSINESS ACQUISITION

On October 4, 2021, the Company acquired substantially all of the assets of Lighthouse Imaging, LLC, of Windham, Maine, a medical optics and digital imaging business operating as a designer and manufacturer of advanced optical imaging systems and accessories with a strong expertise in electrical engineering and development of end-to-end medical visualization devices. The actual results of operations of the Lighthouse division are included in the accompanying consolidated financial statements as of, and for the three and nine months ended, March 31, 2023, and for the six months ended March 31, 2022.

The purchase price for Lighthouse Imaging included $1,500,000 as potential earn-out consideration over the subsequent two year period, contingent on the Lighthouse division meeting specified annual gross profit targets. The Lighthouse division did not meet the target for the first $750,000 portion of the earn-out, and the contingent liability associated with that portion was reversed and recognized as other income in the fiscal quarter ended June 30, 2022.

The second $750,000 portion of the earn-out contingent liability was renegotiated in March 2023 and adjusted to $600,000 in return for modifications to the target level of gross profit for the second earnout period. The $150,000 reduction in the contingent earn-out liability was recognized as other income in the fiscal quarter ended March 31, 2023. The second portion of the contingent earn-out liability of $600,000 will be paid if the adjusted target level of gross profit is earned by the Lighthouse division for the period from October 1, 2022 through September 30, 2023.

Consolidated unaudited actual and pro forma results of operations for the Company are presented below assuming that the acquisition of the Lighthouse division had occurred on July 1, 2021. Pro forma operating results include net adjustments resulting from the acquisition transaction during the three months ended September 30, 2021.

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
	(Actual)	(Actual)	(Actual)	(Pro Forma)
Revenues	$5,048,065	$4,651,352	$16,020,327	$12,329,074
Net loss	(398,432)	(113,899)	(48,488)	(1,140,418)
Net loss per share:
Basic and fully diluted	$(0.07)	$(0.02)	$(0.01)	$(0.20)

Pro forma financial information is not necessarily indicative of the Company’s actual results of operations if the acquisition had been completed at the date indicated, nor is it necessarily an indication of future operating results. Amounts do not include any operating efficiencies or cost saving that the Company believes may be achievable.